NOTE 1 NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Activities, History and Organization:

Hall Tees, Inc. (The “Company”) operates as a printer and silk screener.  The Company is located in Rowlett, Texas and was incorporated on September 13, 2007 under the laws of the State of Nevada.

Hall Tees, Inc., is the parent company of Hall Tees & Promotions, L.L.C., (“Hall Tees Texas”), a company incorporated under the laws of the State of Texas. Hall Tees Texas was established in 2007 and for the past fifteen months has been operating a single facility in Texas.

On September 12, 2007, Hall Tees, Inc. ("Hall Tees Nevada"), a private holding company established under the laws of Nevada, was formed in order to acquire 100% of the outstanding membership interests of Hall Tees Texas.  On September 15, 2007, Hall Tees Nevada issued 7,000,000 shares of common stock in exchange for a 100% equity interest in Hall Tees Texas.  As a result of the share exchange, Hall Tees Texas became the wholly owned subsidiary of Hall Tees Nevada.  As a result, the members of Hall Tees Texas owned a majority of the voting stock of Hall Tees Nevada.  The transaction was regarded as a reverse merger whereby Hall Tees Texas was considered to be the accounting acquirer as its members retained control of Hall Tees Nevada after the exchange, although Hall Tees Nevada is the legal parent company.  The share exchange was treated as a recapitalization of Hall Tees Nevada.  As such, Hall Tees Texas (and its historical financial statements) is the continuing entity for financial reporting purposes. The financial statements have been prepared as if Hall Tees Nevada had always been the reporting company and, on the share exchange date, changed its name and reorganized its capital stock.

Significant Accounting Policies:

The Company’s management selects accounting principles generally accepted in the United States of America and adopts methods for their application.  The application of accounting principles requires the estimating, matching and timing of revenue and expense.  Below is a summary of certain significant accounting policies selected by management.

The consolidated financial statements and notes are representations of the Company’s management which is responsible for their integrity and objectivity. Management further acknowledges that it is solely responsible for adopting sound accounting practices, establishing and maintaining a system of internal accounting control and preventing and detecting fraud.  The Company's system of internal  accounting control is designed to assure, among other items, that  1) recorded  transactions  are valid;  2) valid  transactions  are recorded;  and  3) transactions  are  recorded in the proper  period in a timely  manner to produce financial  statements which present fairly the financial  condition,  results of operations  and cash  flows of the  Company  for the  respective  periods  being presented.

Management believes that all adjustments necessary for a fair statement of the results of the years ended December 31, 2012 and 2011 have been made.

Basis of Presentation:

The Company prepares its consolidated financial statements on the accrual basis of accounting.  All intercompany balances and transactions are eliminated.  The Company’s subsidiaries are consolidated with the parent company.

Cash and Cash Equivalents:

All highly liquid investments with original maturities of three months or less are included in cash and cash equivalents.  All deposits are maintained in FDIC insured depository accounts in local financial institutions and balances are insured up to $250,000.

Fair Value of Financial Instruments:

The carrying amounts of cash, cash equivalents, accounts receivable, capital leases, accounts payable and notes payable approximate their fair values due to the short-term maturities of these instruments.

Accounts Receivable:

Accounts receivable are carried at their face amount, less an allowance for doubtful accounts.  On a periodic basis, the Company evaluates accounts receivable and establishes the allowance for doubtful accounts based on a combination of specific customer circumstances and credit conditions, based on a history of write offs and collections.  The Company’s policy is generally not to charge interest on trade receivables after the invoice becomes past due.  A receivable is considered past due if payments have not been received within agreed upon invoice terms.   The Company provides an allowance for all receivables that are greater than 90 days old. Allowances for Doubtful Accounts totaled $2,200 and $4,780 at December 31, 2012 and 2011 respectively.  Write offs are recorded at a time when a customer receivable is deemed uncollectible.

Fixed Assets:

Fixed assets are stated at cost if purchased, or at fair value in a non-monetary exchange, less accumulated depreciation.  Major renewals and improvements are capitalized; minor replacements, maintenance and repairs are charged to current operations. Depreciation is computed by applying the straight-line method over the estimated useful lives which are generally three to seven years.  Leases that meet the requirements of ASC 840-10, are capitalized and included in fixed assets.

Revenue Recognition:

The Company recognizes revenue in accordance with ASC 605-10, "Revenue Recognition in Financial Statements," Revenue will be recognized only when all of the following criteria have been met:

·	Persuasive evidence of an arrangement exists;
·	Ownership and all risks of loss have been transferred to buyer, which is generally upon shipment or at the time the service is provided;
·	The price is fixed and determinable; and
·	Collectability is reasonably assured.

Earnings per Share:

Earnings per share (basic) is calculated by dividing the net income (loss) by the weighted average number of common shares outstanding for the period covered.  As the Company has no potentially dilutive securities, fully diluted earnings per share is identical to earnings per share (basic).

Income Taxes:

Income from the corporation is taxed at regular corporate rates per the Internal Revenue Code.  There are no provisions for current taxes due to net available operating losses.

Recent Accounting Pronouncements:

The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company’s results of operations, financial position or cash flow.

Estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect certain reported amounts and disclosures.  Accordingly, actual results could differ from those estimates.